Cover	May 09, 2023
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	May 09, 2023
Entity Registrant Name	WEWORK INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	75 Rockefeller Plaza, 10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	646
Local Phone Number	389-3922
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001813756
Class A common stock, par value $0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NYSE
Class A Common Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock Purchase Rights
Security Exchange Name	NYSE